Stock Split - Additional Information (Detail) (USD $)				0 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011	Mar. 12, 2013 Common Stock [Member]	Mar. 12, 2013 Subsequent Event [Member] Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Stock split ratio				55.2444	55.2444
Par value	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares issued	117,220,795	81,210,672	81,272,593		2,679,353